ATTORNEYS AT LAW

777 EAST WISCONSIN AVENUE, SUITE 3800 MILWAUKEE, WISCONSIN 53202-5306 414.271.2400 TEL

414.297.4900 FAX

January 19, 2021

www.foley.com

WRITER'S DIRECT LINE 414.297.5596 pfetzer@foley.com EMAIL

CLIENT/MATTER NUMBER 035194-0102

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Parnassus Funds - File Nos. 002-93131 and 811-04044
Parnassus Income Funds – File Nos. 033-36065 and 811-06673

Ladies and Gentlemen:

Pursuant to Rule 497(e) of the Securities Act of 1933, as amended, and the regulations thereunder, transmitted herewith on behalf of Parnassus Funds and Parnassus Income Funds, each a Massachusetts business trust (the "Trusts"), is a filing that is being made to submit the Inline XBRL data for the Rule 497 filing made by the Trusts on January 4, 2021. Future Rule 497(e) filings will be submitted simultaneously with the Inline XBRL data contained in the filing.

Please call the undersigned at (414) 297-5596 should you have any questions regarding this filing.

Very truly yours,

/s/ Peter D. Fetzer

Peter D. Fetzer

Enclosures

cc:John Skidmore

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